Cash and cash equivalents - Term deposit balance (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents
Short-term deposits, classified as cash equivalents	$ 161,145	$ 50,000
Minera Yanacocha SRL and subsidiary [Member]
Cash and cash equivalents
Short-term deposits, classified as cash equivalents	667,747	819,628
Scotiabank Peru [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Cash and cash equivalents
Short-term deposits, classified as cash equivalents		125,000
Citibank NY [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Cash and cash equivalents
Short-term deposits, classified as cash equivalents		92,300
JP Morgan [Member] | Minera Yanacocha SRL and subsidiary [Member]
Cash and cash equivalents
Short-term deposits, classified as cash equivalents	277,387	404,319
Citi bank [Member] | Minera Yanacocha SRL and subsidiary [Member]
Cash and cash equivalents
Short-term deposits, classified as cash equivalents	190,011	215,073
Santander [Member] | Minera Yanacocha SRL and subsidiary [Member]
Cash and cash equivalents
Short-term deposits, classified as cash equivalents	50,019	50,114
BNP Paribas [Member] | Minera Yanacocha SRL and subsidiary [Member]
Cash and cash equivalents
Short-term deposits, classified as cash equivalents	50,158	50,080
Standard Chartered [Member] | Minera Yanacocha SRL and subsidiary [Member]
Cash and cash equivalents
Short-term deposits, classified as cash equivalents	50,125	50,031
MUFG Bank [Member] | Minera Yanacocha SRL and subsidiary [Member]
Cash and cash equivalents
Short-term deposits, classified as cash equivalents	$ 50,047	$ 50,011